SUPPLEMENT DATED APRIL 1, 2022

To the

PROSPECTUS DATED MAY 1, 2006- RETIREMENT INCOME BUILDER II® VARIABLE

ANNUITY

PROSPECTUS DATED MAY 1, 2008-IMMEDIATE INCOME BUILDER IISM

PROSPECTUS DATED MAY 1, 2009-RETIREMENT INCOME BUILDER®BAI VARIALBE

ANNUITY

Issued by

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Effective on or about May 1, 2022, based on changes to the underlying portfolios, the following name and subadvisor changes will occur:

Current Subaccount Name	New Subaccount Name	Current Subadvisor	New Subadvisor
CTIVPSM-Loomis Sayles Growth Fund	CTIVP® - Principal Blue Chip Growth Fund	Loomis, Sayles & Company, L.P.	Principal Global Investors, LLC

This Supplement updates certain information in the above referenced prospectuses (the ‘‘Prospectuses’’). Except as indicated in this Supplement, all other information included in the Prospectuses remains unchanged. We will send you another copy of the applicable Prospectus or any supplement without charge upon request. Please contact our Administrative Office referenced in the Prospectus.

This Supplement must be accompanied or preceded by the current Prospectus.

Please read this Supplement carefully and retain it for future reference.